9. Business Acquisitions (June 2017) (Details - Acquisitions) - USD ($)	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2017	Oct. 02, 2015	Sep. 30, 2015	Sep. 30, 2014
Goodwill	$ 1,094,702	$ 1,094,702		$ 662,967	$ 0
Tax Coach Software [Member]
Stock issued for acquisition, shares	6,000,000
Common stock issued in stock exchange	$ 1,500,020
Additional paid in capital for the escrow agreement provision	404,600
Intangible assets acquired			$ 719,400
Net assets acquired/ net liabilities assumed			90,518
Goodwill			1,904,620
Total assets acquired			809,918
Fair value of acquisition	$ 1,094,702
Assets acquired:
Cash			57,025
Accounts receivable			15,476
Accounts receivable - other			5,408
Internally developed software			152,000
Total tangible assets			229,909
Liabilities assumed:
Accrued expenses			69,485
Line of credit			69,906
Total liabilities			139,391
Net acquired assets/liabilities			90,518
Tax Coach Software [Member] | Trade Names [Member]
Intangible assets acquired			69,300
Tax Coach Software [Member] | Customer Relationships [Member]
Intangible assets acquired			44,900
Tax Coach Software [Member] | Proprietary Content [Member]
Intangible assets acquired			525,100
Tax Coach Software [Member] | Prospect List [Member]
Intangible assets acquired			53,800
Tax Coach Software [Member] | Noncompete Agreements [Member]
Intangible assets acquired			$ 26,300